Schedule of provision for income tax (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Income Tax Disclosure [Abstract]
Current year income tax expense
Over-provision in prior year		(9)
Income tax benefit	$ (7)	$ (9)